Operating Loss	12 Months Ended
Dec. 31, 2021
Operating Loss [Abstract]
Operating Loss	Operating Loss
The following items have been included in operating loss:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Depreciation of owned fixed assets	1,432	603	370
Depreciation of right-of-use assets	848	439	185
Amortisation of intangible assets	1,903	23	19
Share-based payment charge	10,466	2,074	711
Acquisition related costs from business combinations	1,197	—	—
IPO-related costs included within G&A expenses	3,937	—	—
Fees payable to the Group’s auditors for the audit of the Group and Company’s financial statements	637	198	33
Other audit services provided by the Group's auditors	1,164	3	—